OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Payable for purchase of property, plant and equipment		$ 25,562,367	$ 2,051,958
Payable for lease fee of rooftops		2,117,606	0
Payables associated with failed sale-lease back-current portion		1,638,904	0
Payables associated with capital lease -current portion		369,046	0
Other tax payables		229,361	59,837
Accrued EPC warranty liabilities		132,007	0
Others	[1]	464,944	6,238,160
Other current liabilities		$ 30,514,235	$ 8,349,955

[1]	The others as of December 31, 2016 mainly included the payable for the development and construction of project assets.